Financial Investors Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

September 1, 2026

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Trust”) File Nos. 33-72424, 811-8194 1933 Act Post-Effective Amendment No. 306

Dear Sir/Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the final Prospectus and Statement of Additional Information with respect to the above-referenced Trust, effective August 28, 2026, does not differ from that filed electronically via EDGAR with 1933 Act Post-Effective Amendment No. 306 on August 28, 2026 (Accession Number 0001398344-26-016058).

The SEC Staff is requested to address any comments on this filing to Davis Graham & Stubbs LLP, counsel for the Trust, to the attention of Peter H. Schwartz at (303) 892-3781.

Sincerely,

/s/ Brendan Hamill
Brendan Hamill
Secretary

Enclosure

cc:	Peter H. Schwartz, Esq.
Davis Graham & Stubbs LLP